CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Equity attributable to owners of parent		Stated capital	Accumulated losses		Other reserves		Non-controlling interests		Total
Beginning balance, Equity at Dec. 31, 2021		$ 1,520,368		$ 5,223,484	$ (2,860,205)		$ (842,911)		$ 223,188		$ 1,743,556
NCI arising on business combination									831		831
Options converted to shares				86,470			(86,470)
Share-based payment expense		10,230					10,230				10,230
Other reclassifications related to share-based payment		(1,275)			1,560		(2,835)				(1,275)
Total transactions with owners of the Company		8,955		86,470	1,560		(79,075)		831		9,786
Loss for the period		(190,941)	[1]		(190,941)	[1]			(9,162)	[1]	(200,103)	[2]
Other comprehensive (loss)/income		(49,278)	[1]				(49,278)	[1]	5,969	[1]	(43,309)	[2]
Total comprehensive (loss)/income		(240,219)	[1]		(190,941)	[1]	(49,278)	[1]	(3,193)	[1]	(243,412)	[2]
Ending balance, Equity at Sep. 30, 2022	[1]	1,289,104		5,309,954	(3,049,586)		(971,264)		220,826		1,509,930
Beginning balance, Equity at Dec. 31, 2021		1,520,368		5,223,484	(2,860,205)		(842,911)		223,188		1,743,556
Options converted to shares							(88,469)
Share-based payment expense							13,423
Other comprehensive (loss)/income							59,521
Ending balance, Equity at Dec. 31, 2022		1,133,030		5,311,953	(3,317,652)		(861,271)		227,200		1,360,230	[3]
Shares repurchased and cancelled through buyback program		(10,022)		(10,022)							(10,022)
NCI arising on business combination									1,922		1,922
Options converted to shares				89,432			(89,432)
Share-based payment expense		9,327					9,327				9,327
Other reclassifications related to share-based payment		(559)			867		(1,426)				(559)
Total transactions with owners of the Company		(1,254)		79,410	867		(81,531)		1,922		668
Loss for the period		(1,497,525)			(1,497,525)				(8,334)		(1,505,859)
Other comprehensive (loss)/income		621,362					621,362		8,393		629,755
Total comprehensive (loss)/income		(876,163)			(1,497,525)		621,362		59		(876,104)
Ending balance, Equity at Sep. 30, 2023		$ 255,613		$ 5,391,363	$ (4,814,310)		$ (321,440)		$ 229,181		$ 484,794

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[3]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.